Number of Shares of Common Stock Issued Warrants Exercised on Conversion of Notes (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Conversion [Line Items]
Principal and Interest Amounts		$ 2,718,947
Potential Shares Issued if Notes Converted		26,234,377
Shares Issued if Warrants Exercised	8,013,440	8,013,440
Series C-1 Notes
Debt Conversion [Line Items]
Conversion Price		$ 0.0625
Principal and Interest Amounts		1,026,265
Potential Shares Issued if Notes Converted		16,420,240
Shares Issued if Warrants Exercised	2,841,440	2,841,440
Series C-2 Notes
Debt Conversion [Line Items]
Conversion Price		$ 0.1875
Principal and Interest Amounts		1,102,807
Potential Shares Issued if Notes Converted		5,881,637
Shares Issued if Warrants Exercised	3,200,000	3,200,000
Series C-3 Notes
Debt Conversion [Line Items]
Conversion Price		$ 0.1500
Principal and Interest Amounts		$ 589,875
Potential Shares Issued if Notes Converted		3,932,500
Shares Issued if Warrants Exercised	1,972,000	1,972,000